Expense Example, No Redemption - Calvert Management Series - Calvert Global Small-Cap Equity Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 651
Expense Example, No Redemption, 3 Years	918
Expense Example, No Redemption, 5 Years	1,343
Expense Example, No Redemption, 10 Years	2,523
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	209
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	1,248
Expense Example, No Redemption, 10 Years	2,697
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	732
Expense Example, No Redemption, 10 Years	$ 1,838